Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	£ 285,213
Beginning balance	(270,806)
Transfers in	22	£ 0
Transfers in	(22)	0
Ending Balance	275,448	285,213
Ending Balance	(260,825)	(270,806)
Level 3 | Other financial liabilities at FVTPL
Disclosure of financial assets [line items]
Beginning balance	(3)	(6)
Fair value movements	0	1
Transfers in		0
Purchases	0
Netting	0	0
Sales		0
Settlements	3	2
Ending Balance	0	(3)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	1
Level 3 | Financial liabilities at fair value
Disclosure of financial assets [line items]
Beginning balance	(15)	(38)
Fair value movements	(2)	3
Transfers in		(2)
Purchases	0
Netting	0	0
Sales		0
Settlements	7	22
Ending Balance	(10)	(15)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)	3
Level 3 | Derivative liabilities
Disclosure of financial assets [line items]
Beginning balance	(12)	(32)
Fair value movements	(2)	2
Transfers in		(2)
Purchases	0
Netting	0	0
Sales		0
Settlements	4	20
Ending Balance	(10)	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)	2
Level 3 | Other financial assets at FVTPL
Disclosure of financial assets [line items]
Beginning balance	117	185
Fair value movements	0	(18)
Transfers in		0
Purchases	1
Netting	(3)	(8)
Sales		(5)
Settlements	(20)	(37)
Ending Balance	95	117
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(18)
Level 3 | Financial assets at FVOCI
Disclosure of financial assets [line items]
Beginning balance	0	18
Fair value movements	0	0
Transfers in		0
Purchases	0
Netting	0	0
Sales		0
Settlements	0	(18)
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial assets at fair value
Disclosure of financial assets [line items]
Beginning balance	154	249
Fair value movements	10	(20)
Transfers in		0
Purchases	1
Netting	(3)	(8)
Sales		(5)
Settlements	(31)	(62)
Ending Balance	131	154
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	10	(20)
Derivatives | Level 3
Disclosure of financial assets [line items]
Beginning balance	37	46
Fair value movements	10	(2)
Transfers in		0
Purchases	0
Netting	0	0
Sales		0
Settlements	(11)	(7)
Ending Balance	36	37
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 10	£ (2)